Blueprint Chesapeake Multi-Asset Trend ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 49.5%	Shares	Value
Aerospace & Defense - 2.9%
AeroVironment, Inc. (a)	2,814	$564,207
Barnes Group, Inc.	9,397	379,733
Bombardier, Inc. - Class B (a)	10,869	827,957
Embraer SA - ADR (a)	20,910	739,587
Kratos Defense & Security Solutions, Inc. (a)	21,258	495,312
Leonardo DRS, Inc. (a)	10,465	295,322
Moog, Inc. - Class A (b)	4,164	841,211
		4,143,329

Agriculture - 1.3%
Fresh Del Monte Produce, Inc.	20,221	597,328
Universal Corp.	8,351	443,522
Vital Farms, Inc. (a)	21,092	739,696
		1,780,546

Auto Parts & Equipment - 0.5%
Gentex Corp.	5,500	163,295
Phinia, Inc.	11,442	526,675
		689,970

Biotechnology - 1.0%
BioNTech SE - ADR (a)	3,739	444,081
Corteva, Inc.	16,012	941,346
		1,385,427

Building Materials - 4.8%
Armstrong World Industries, Inc.	4,314	566,989
Boise Cascade Co. (b)	3,948	556,589
Eagle Materials, Inc. (b)	2,478	712,797
Griffon Corp.	3,787	265,090
Knife River Corp. (a)	6,366	569,057
Louisiana-Pacific Corp.	7,622	819,060
Mohawk Industries, Inc. (a)	3,300	530,244
Owens Corning (b)	4,134	729,734
ROCKWOOL A/S - Class B	1,313	618,021
Summit Materials, Inc. - Class A (a)	9,121	355,992
Tecnoglass, Inc.	6,601	453,225
West Fraser Timber Co. Ltd.	6,081	592,046
		6,768,844

Chemicals - 3.8%
Air Products and Chemicals, Inc.	2,315	689,268
Ashland, Inc.	1,001	87,057
Avient Corp.	9,411	473,562
Axalta Coating Systems Ltd. (a)	22,000	796,180
Balchem Corp.	3,307	582,032
Cabot Corp.	5,069	566,562
Element Solutions, Inc.	21,319	579,024
HB Fuller Co.	4,867	386,343
Minerals Technologies, Inc.	6,653	513,811
Sensient Technologies Corp.	8,143	653,231
Tronox Holdings PLC	8,148	119,205
		5,446,275

Coal - 0.1%
Peabody Energy Corp.	4,538	120,439

Commercial Services - 0.9%
ABM Industries, Inc.	12,181	642,670
Block, Inc. - Class A (a)	795	53,368
Shift4 Payments, Inc. - Class A (a)	6,279	556,319
		1,252,357

Computers - 0.6%
Infosys Ltd. - ADR	22,000	489,940
Lumentum Holdings, Inc. (a)	5,187	328,752
		818,692

Distribution & Wholesale - 0.1%
Core & Main, Inc. - Class A (a)	2,750	122,100

Diversified Financial Services - 0.2%
Coinbase Global, Inc. - Class A (a)	1,721	306,631

Electric - 0.4%
Ormat Technologies, Inc.	6,739	518,499

Electrical Components & Equipment - 2.1%
Belden, Inc.	5,651	661,902
Energizer Holdings, Inc.	13,659	433,810
EnerSys	3,349	341,765
Littelfuse, Inc.	2,157	572,144
Novanta, Inc. (a)	2,465	441,038
Universal Display Corp.	2,498	524,330
		2,974,989

Electronics - 2.1%
Atmus Filtration Technologies, Inc.	14,719	552,404
Badger Meter, Inc.	2,943	642,781
Brady Corp. - Class A	9,613	736,644
Coherent Corp. (a)	4,468	397,250
nVent Electric PLC	5,696	400,201
Sensata Technologies Holding PLC	8,033	288,063
		3,017,343

Energy - Alternate Sources - 0.1%
Sunrun, Inc. (a)	11,742	212,061

Engineering & Construction - 0.7%
Granite Construction, Inc.	5,936	470,606
MasTec, Inc. (a)	3,910	481,321
		951,927

Entertainment - 1.0%
Light & Wonder, Inc. (a)	4,411	400,210
TKO Group Holdings, Inc. - Class A (a)	8,132	1,006,010
		1,406,220

Environmental Control - 0.6%
Clean Harbors, Inc. (a)(b)	2,519	608,867
PureCycle Technologies, Inc. (a)	30,483	289,589
		898,456

Food - 2.4%
Cal-Maine Foods, Inc.	7,733	578,738
Ingredion, Inc.	6,121	841,209
John B Sanfilippo & Son, Inc. (b)	2,422	228,419
Mowi ASA	11,000	198,169
Pilgrim's Pride Corp. (a)	17,668	813,611
Saputo, Inc.	33,000	713,032
		3,373,178

Forest Products & Paper - 0.6%
Sylvamo Corp.	9,118	782,780

Hand & Machine Tools - 0.7%
Enerpac Tool Group Corp.	11,963	501,130
Franklin Electric Co., Inc.	4,610	483,220
		984,350

Healthcare Products - 1.0%
Twist Bioscience Corp. (a)	6,176	279,032
UFP Technologies, Inc. (a)	3,578	1,133,152
		1,412,184

Housewares - 0.3%
Scotts Miracle-Gro Co.	5,079	440,349

Insurance - 0.4%
Arch Capital Group Ltd. (a)(b)	5,098	570,364

Investment Companies - 0.7%
Bit Digital, Inc. (a)	8,250	28,957
Bitdeer Technologies Group - Class A (a)	4,388	34,358
Bitfarms Ltd. (a)	22,000	46,420
Cipher Mining, Inc. (a)	16,500	63,855
Cleanspark, Inc. (a)	16,500	154,110
Galaxy Digital Holdings Ltd. (a)	22,000	282,705
Hive Digital Technologies Ltd. (a)	8,250	25,822
Hut 8 Corp. (a)	3,654	44,798
Iris Energy Ltd. (a)	17,695	149,346
MARA Holdings, Inc. (a)	1,721	27,915
Terawulf, Inc. (a)	27,500	128,700
		986,986

Iron & Steel - 0.7%
Carpenter Technology Corp.	6,000	957,480

Machinery - Construction & Mining - 0.8%
BWX Technologies, Inc. (b)	6,073	660,135
Hyster-Yale, Inc. - Class A	4,837	308,455
Oshkosh Corp.	1,129	113,137
Terex Corp.	1,103	58,360
		1,140,087

Machinery - Diversified - 1.5%
Alamo Group, Inc.	491	88,444
Cactus, Inc. - Class A	10,999	656,310
Crane Co.	4,495	711,469
Flowserve Corp. (b)	12,689	655,894
		2,112,117

Media - 0.5%
Liberty Media Corp.-Liberty Formula One (a)	8,720	675,190

Metal Fabrication & Hardware - 2.3%
Advanced Drainage Systems, Inc.	2,540	399,186
AZZ, Inc. (b)	16,540	1,366,370
RBC Bearings, Inc. (a)	2,148	643,068
Valmont Industries, Inc.	2,691	780,256
		3,188,880

Mining - 2.2%
Agnico Eagle Mines Ltd.	8,831	711,426
Alamos Gold, Inc. - Class A	20,395	406,676
Alcoa Corp.	7,866	303,470
Anglogold Ashanti PLC	16,770	446,585
Centrus Energy Corp. - Class A (a)	5,449	298,878
ERO Copper Corp. (a)	13,705	305,210
Kaiser Aluminum Corp.	6,471	469,277
Lundin Mining Corp.	22,000	230,756
		3,172,278

Miscellaneous Manufacturers - 1.4%
Axon Enterprise, Inc. (a)	1,736	693,706
ITT, Inc.	4,472	668,609
Trinity Industries, Inc.	16,186	563,920
		1,926,235

Oil & Gas Services - 0.7%
ChampionX Corp.	3,263	98,379
Kodiak Gas Services, Inc.	20,625	598,125
Oceaneering International, Inc. (a)	13,057	324,728
		1,021,232

Packaging & Containers - 2.7%
AptarGroup, Inc.	3,667	587,417
Berry Global Group, Inc.	9,393	638,536
Crown Holdings, Inc.	11,717	1,123,426
Graphic Packaging Holding Co.	17,955	531,288
Sealed Air Corp.	8,805	319,622
Silgan Holdings, Inc.	13,054	685,335
		3,885,624

Pharmaceuticals - 0.2%
Canopy Growth Corp. (a)	2,275	10,965
Grifols SA - ADR (a)	16,500	146,520
Trulieve Cannabis Corp. (a)	14,660	179,052
		336,537

Pipelines - 1.4%
Golar LNG Ltd.	24,158	888,048
Koninklijke Vopak NV	24,326	1,131,568
		2,019,616

Semiconductors - 0.3%
MKS Instruments, Inc.	2,110	229,378
Veeco Instruments, Inc. (a)(b)	7,064	234,031
		463,409

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	1,151	304,301

Software - 1.4%
Clear Secure, Inc. - Class A	16,172	535,940
Cloudflare, Inc. - Class A (a)	2,220	179,576
DigitalOcean Holdings, Inc. (a)	10,473	423,004
MicroStrategy, Inc. - Class A (a)	4,733	797,984
		1,936,504

Telecommunications - 0.1%
Applied Digital Corp. (a)	11,522	95,057

Toys, Games & Hobbies - 0.7%
Funko, Inc. - Class A (a)	33,000	403,260
Hasbro, Inc.	8,329	602,353
		1,005,613

Transportation - 2.4%
CH Robinson Worldwide, Inc.	7,703	850,180
Danaos Corp.	5,712	495,459
Frontline PLC (b)	14,895	340,351
Kirby Corp. (a)	4,959	607,130
Scorpio Tankers, Inc.	5,841	416,463
Star Bulk Carriers Corp.	12,733	301,645
ZIM Integrated Shipping Services Ltd.	16,451	422,133
		3,433,361

Trucking & Leasing - 0.7%
GATX Corp.	5,234	693,243
Greenbrier Cos., Inc.	5,454	277,554
		970,797
TOTAL COMMON STOCKS (Cost $59,941,344)		70,008,614

EXCHANGE TRADED FUNDS - 17.7%
Cambria Tactical Yield ETF	21,500	541,153
Invesco Senior Loan ETF (b)	63,676	1,337,833
iShares 0-5 Year High Yield Corporate Bond ETF (b)	34,079	1,479,710
iShares 0-5 Year TIPS Bond ETF	30,299	3,069,895
iShares Bitcoin Trust ETF (a)	12,164	439,485
iShares Ethereum Trust ETF (a)	3,947	77,638
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,009	936,642
iShares MBS ETF	13,014	1,246,871
iShares National Muni Bond ETF	14,049	1,526,143
iShares Preferred and Income Securities ETF	34,874	1,158,863
iShares Short-Term National Muni Bond ETF (b)	35,484	3,768,046
iShares TIPS Bond ETF	16,902	1,867,164
SPDR Bloomberg Convertible Securities ETF	18,519	1,418,370
SPDR Bloomberg High Yield Bond ETF (b)	15,822	1,547,234
Vanguard Intermediate-Term Corporate Bond ETF	15,419	1,291,341
Vanguard Long-Term Corporate Bond ETF	9,012	732,045
Vanguard Short-Term Corporate Bond ETF (b)	31,858	2,530,162
TOTAL EXCHANGE TRADED FUNDS (Cost $24,134,476)		24,968,595

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Americold Realty Trust, Inc.	21,692	613,233
Blackstone Mortgage Trust, Inc. - Class A	19,186	364,726
CoreCivic, Inc. (a)	11,000	139,150
GEO Group, Inc. (a)	22,000	282,700
Innovative Industrial Properties, Inc.	3,809	512,691
Starwood Property Trust, Inc.	19,089	389,034
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,173,877)		2,301,534

SHORT-TERM INVESTMENTS - 20.7%
Money Market Funds - 7.6%
First American Government Obligations Fund - Class X, 4.82% (c)	10,788,751	10,788,751

U.S. Treasury Bills - 13.1%	Par
5.30%, 10/08/2024 (d)	$3,500,000	3,496,817
5.17%, 10/10/2024 (d)	4,000,000	3,995,352
5.14%, 10/29/2024 (d)	4,000,000	3,985,277
5.13%, 11/07/2024 (d)	4,000,000	3,980,781
5.14%, 11/14/2024 (d)	3,000,000	2,983,010
		18,441,237
TOTAL SHORT-TERM INVESTMENTS (Cost $29,224,799)		29,229,988

TOTAL INVESTMENTS - 89.5% (Cost $115,474,496)		126,508,731
Other Assets in Excess of Liabilities - 10.5%		14,826,494
TOTAL NET ASSETS - 100.0%		$141,335,225

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $6,471,645 which represented 4.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	The rate shown is the effective yield as of September 30, 2024.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Securities Sold Short
September 30, 2024 (Unaudited)

COMMON STOCKS - (16.0)%	Shares	Value
Agriculture - (0.3)%
Archer-Daniels-Midland Co.	(7,524)	$(449,484)

Apparel - (0.9)%
Kering SA	(1,499)	(429,698)
LVMH Moet Hennessy Louis Vuitton SE	(1,087)	(835,249)
		(1,264,947)

Auto Manufacturers - (0.8)%
Bayerische Motoren Werke AG	(8,779)	(775,788)
Mercedes-Benz Group AG	(5,441)	(352,442)
		(1,128,230)

Banks - (0.2)%
Bank of Montreal	(2,799)	(252,470)

Beverages - (1.7)%
Brown-Forman Corp. - Class B	(16,288)	(801,370)
Diageo PLC	(12,809)	(447,229)
Fomento Economico Mexicano SAB de CV - ADR	(6,589)	(650,400)
Monster Beverage Corp.	(8,812)	(459,722)
		(2,358,721)

Biotechnology - (0.8)%
Biogen, Inc.	(2,962)	(574,154)
Royalty Pharma PLC - Class A	(17,873)	(505,627)
		(1,079,781)

Chemicals - (0.9)%
Dow, Inc.	(8,025)	(438,406)
PPG Industries, Inc.	(6,577)	(871,189)
		(1,309,595)

Cosmetics & Personal Care - (0.6)%
L'Oreal SA	(1,832)	(822,030)

Diversified Financial Services - (0.3)%
T Rowe Price Group, Inc.	(4,340)	(472,756)

Engineering & Construction - (0.3)%
Vinci SA	(3,141)	(367,902)

Food - (1.2)%
Hershey Co.	(1,807)	(346,546)
Hormel Foods Corp.	(8,155)	(258,513)
Kraft Heinz Co.	(10,470)	(367,602)
Nestle SA	(7,745)	(780,055)
		(1,752,716)

Healthcare Products - (0.3)%
Zimmer Biomet Holdings, Inc.	(4,346)	(469,151)

Iron & Steel - (0.3)%
Nucor Corp.	(2,439)	(366,679)

Media - (0.2)%
Walt Disney Co.	(2,364)	(227,393)

Oil & Gas - (3.1)%
BP PLC - ADR	(24,429)	(766,826)
Chevron Corp.	(3,235)	(476,419)
ConocoPhillips	(6,687)	(704,007)
Devon Energy Corp.	(16,854)	(659,329)
Equinor ASA - ADR	(6,910)	(175,030)
Hess Corp.	(6,344)	(861,515)
Occidental Petroleum Corp.	(13,215)	(681,101)
		(4,324,227)

Oil & Gas Services - (0.9)%
Halliburton Co.	(20,966)	(609,062)
Schlumberger NV	(15,886)	(666,418)
		(1,275,480)

Pharmaceuticals - (0.9)%
Becton Dickinson & Co.	(3,053)	(736,078)
Bristol-Myers Squibb Co.	(8,078)	(417,956)
Pfizer, Inc.	(3,633)	(105,139)
		(1,259,173)

Real Estate - (0.2)%
CoStar Group, Inc.	(4,397)	(331,710)

Retail - (0.8)%
Dollar General Corp.	(2,991)	(252,949)
Lululemon Athletica, Inc.	(2,680)	(727,218)
Restaurant Brands International, Inc.	(2,549)	(183,834)
		(1,164,001)

Software - (1.0)%
ANSYS, Inc.	(1,196)	(381,081)
Dassault Systemes SE	(19,371)	(770,283)
Paycom Software, Inc.	(1,922)	(320,148)
		(1,471,512)

Transportation - (0.3)%
United Parcel Service, Inc. - Class B	(3,255)	(443,787)
TOTAL COMMON STOCKS (Proceeds $22,798,620)		(22,591,745)

PREFERRED STOCKS - (0.6)%	Shares	Value
Auto Manufacturers - (0.6)%
Volkswagen AG, 0.00%	(8,783)	(932,781)
TOTAL PREFERRED STOCKS (Proceeds $906,897)		(932,781)

TOTAL SECURITIES SOLD SHORT - (16.6)% (Proceeds $23,705,517)		$(23,524,526)

Percentages are stated as a percent of net assets.

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	21	12/19/2024	$2,484,234	$(29,674)
3 Month Canadian Overnight Repo Rate Average	112	09/16/2025	20,189,348	67,926
3 Month Canadian Overnight Repo Rate Average	112	03/17/2026	20,216,292	42,027
3 Month Euribor	79	06/16/2025	21,607,693	42,243
3 Month Euribor	61	06/15/2026	16,701,441	27,700
3 Month New Zealand Treasury Bill	138	03/12/2025	86,986,873	46,200
3 Month Swiss Average Overnight Rate	80	03/18/2025	23,556,399	3,236
3 Month Swiss Average Overnight Rate	92	09/16/2025	27,168,929	42,591
30 Day Federal Funds Rate	6	02/28/2025	2,404,567	726
3-Month Secured Overnight Financing Rate	55	09/16/2025	13,308,625	(11,047)
3-Month Secured Overnight Financing Rate	61	09/15/2026	14,795,550	(26,976)
Arabica Coffee	4	12/18/2024	405,375	60,880
Australian Government 10 Year Bonds	35	12/16/2024	2,826,250	(24,862)
Australian Government 3 Year Bonds	84	12/16/2024	6,245,868	(8,547)
Australian 90 Day Bank Bills	98	06/12/2025	67,395,620	2,954
Australian 90 Day Bank Bills	94	12/11/2025	64,687,470	10,747
Canadian 10 Year Government Bonds	26	12/18/2024	2,405,907	(2,609)
Class III Milk	13	12/03/2024	594,880	(6,659)
Copper	10	12/27/2024	1,138,250	77,654
Corn	83	11/18/2024	472,756	5,536
Crude Palm Oil	16	12/13/2024	387,535	19,336
Euro BUXL 30 Year Bonds	4	12/06/2024	608,379	(5,103)
Euro STOXX 50 Dividend Index	65	12/19/2025	1,138,200	(9,662)
Euro STOXX 50 Dividend Index	51	12/18/2026	856,052	(21,373)
Euro STOXX Select Dividend 30 Index	102	12/20/2024	1,920,426	28,433
Euro-BOBL	21	12/06/2024	2,813,609	7,662
Euro-BTP Italian Government Bonds	16	12/06/2024	2,169,059	32,087
Euro-Bund	11	12/06/2024	1,656,347	(4,323)
Euro-Schatz	44	12/06/2024	5,262,941	9,195
European Rapeseed	24	01/31/2025	642,508	3,243
French Government Bonds	2	12/06/2024	283,119	(1,837)
Frozen Concentrated Orange Juice	17	11/08/2024	1,175,678	47,898
Gold	6	12/27/2024	1,595,640	128,672
ICE 3 Month SONIA Rate	39	09/16/2025	12,592,268	(14,867)
ICE 3 Month SONIA Rate	29	09/15/2026	9,391,683	(3,575)
International Arabica Coffee	25	12/18/2024	804,500	87,895
International Live Cattle	123	10/31/2024	2,042,245	153,871
Japanese 10 Year Government Bonds	2	12/13/2024	2,022,511	3,349
Live Cattle	15	12/31/2024	1,108,800	37,873
London Cocoa	30	12/12/2024	2,108,998	(86,629)
London Metals - Tin	5	12/16/2024	838,975	63,483
London Metals - Zinc	12	12/16/2024	927,807	95,757
Long Gilt	5	12/27/2024	660,143	(6,376)
Palladium	2	12/27/2024	200,040	(13,069)
Robusta Coffee	21	11/25/2024	1,154,580	254,882
Rough Rice	15	11/14/2024	458,850	13,193
SGX Technically Specified Rubber 20	93	11/29/2024	1,005,795	92,609
Short-term Euro-BTP	71	12/06/2024	8,531,696	36,385
Silver	5	12/27/2024	786,450	25,052
Sugar #11	10	02/28/2025	251,664	(9,840)
Sunflower Seeds	28	12/20/2024	788,533	46,581
U.S. Treasury 10 Year Notes	28	12/19/2024	3,199,875	(19,833)
U.S. Treasury 2 Year Notes	8	12/31/2024	1,665,937	(2,404)
U.S. Treasury 5 Year Notes	41	12/31/2024	4,505,195	(20,650)
U.S. Treasury Long Bonds	15	12/19/2024	1,862,813	(33,926)
U.S. Treasury Ultra Bonds	6	12/19/2024	798,563	(18,868)
U.S. 3 Year Notes	28	12/31/2024	5,975,156	(17,056)
US Cocoa	25	12/13/2024	1,930,500	97,442
Wheat	50	12/20/2024	849,412	(65,399)
White Maize	14	12/20/2024	438,462	15,474
				$1,265,628
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Canola Oil	(47)	11/14/2024	$420,128	$22,288
Corn No. 2 Yellow	(24)	12/13/2024	509,700	27,577
Cotton No.2	(23)	12/06/2024	846,515	(28,939)
Crude Soybean Oil	(23)	12/13/2024	597,678	5,389
Feeder Cattle	(4)	11/21/2024	489,800	(22,008)
Hard Red Winter Wheat	(24)	12/13/2024	700,500	(29,348)
ICE European Climate Exchange Emissions	(6)	12/16/2024	439,008	69,864
Lean Hogs	(26)	12/13/2024	762,060	2,987
London Metals - Lead	(17)	12/16/2024	889,058	(43,622)
London Metals - Nickel	(8)	12/16/2024	839,681	(67,368)
Low Sulphur Gas Oil	(5)	12/12/2024	328,250	1,106
Lumber	(54)	11/15/2024	773,685	12,108
Milling Wheat No. 2	(73)	12/10/2024	905,351	(53,276)
Red Spring Wheat	(16)	12/13/2024	497,400	(15,752)
Soybeans	(10)	11/14/2024	528,500	25,299
Soybeans	(5)	12/20/2024	126,766	5,850
Wheat	(29)	12/13/2024	846,800	(73,011)
				$(160,856)
Total Unrealized Appreciation (Depreciation)				$1,104,772

Blueprint Chesapeake Multi Asset Trend ETF
Consolidated Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	12/18/2024	AUD	4,508,000	CAD	4,070,724	$110,462
StoneX Financial, Inc.	12/18/2024	AUD	4,711,436	EUR	2,900,000	24,007
StoneX Financial, Inc.	12/18/2024	AUD	5,344,000	NZD	5,807,325	15,023
StoneX Financial, Inc.	12/18/2024	AUD	2,676,000	USD	1,823,711	34,217
StoneX Financial, Inc.	12/18/2024	BRL	178,000	USD	32,164	217
StoneX Financial, Inc.	12/18/2024	CAD	94,452	CNH	491,000	(554)
StoneX Financial, Inc.	12/18/2024	CAD	748,000	JPY	78,121,120	2,619
StoneX Financial, Inc.	12/18/2024	CHF	1,355,575	AUD	2,425,000	(62,243)
StoneX Financial, Inc.	12/18/2024	CHF	1,597,278	CAD	2,580,000	(3,163)
StoneX Financial, Inc.	12/18/2024	CHF	1,192,000	CNH	10,015,899	(14,668)
StoneX Financial, Inc.	12/18/2024	CHF	1,379,000	JPY	232,140,860	8,543
StoneX Financial, Inc.	12/18/2024	CHF	1,818,000	NOK	23,444,019	(52,185)
StoneX Financial, Inc.	12/18/2024	CHF	1,821,000	SEK	22,410,137	(41,464)
StoneX Financial, Inc.	12/18/2024	CHF	736,000	USD	877,235	3,102
StoneX Financial, Inc.	12/18/2024	CLP	12,178,000	USD	13,390	163
StoneX Financial, Inc.	12/18/2024	CNH	14,360,144	AUD	3,056,000	(56,562)
StoneX Financial, Inc.	12/18/2024	CNH	27,438,000	CAD	5,266,916	39,311
StoneX Financial, Inc.	12/18/2024	CNH	455,000	EUR	58,205	264
StoneX Financial, Inc.	12/18/2024	CNH	115,000	JPY	2,352,199	(88)
StoneX Financial, Inc.	12/18/2024	CNH	1,055,000	SGD	193,759	(19)
StoneX Financial, Inc.	12/18/2024	CNH	29,038,000	USD	4,161,913	14,171
StoneX Financial, Inc.	12/18/2024	COP	104,192,000	USD	24,694	15
StoneX Financial, Inc.	12/18/2024	CZK	25,378,000	USD	1,120,145	5,438
StoneX Financial, Inc.	12/18/2024	DKK	21,876,000	USD	3,255,599	33,036
StoneX Financial, Inc.	12/18/2024	EUR	2,900,000	AUD	4,820,960	(100,050)
StoneX Financial, Inc.	12/18/2024	EUR	3,039,000	CAD	4,557,892	21,986
StoneX Financial, Inc.	12/18/2024	EUR	3,258,753	CNH	25,503,000	(18,898)
StoneX Financial, Inc.	12/18/2024	EUR	1,728,000	CZK	43,459,200	7,296
StoneX Financial, Inc.	12/18/2024	EUR	664,000	JPY	104,148,400	7,300
StoneX Financial, Inc.	12/18/2024	EUR	804,000	NOK	9,653,146	(16,623)
StoneX Financial, Inc.	12/18/2024	EUR	29,825	PLN	128,000	113
StoneX Financial, Inc.	12/18/2024	EUR	2,010,000	SEK	23,029,776	(30,370)
StoneX Financial, Inc.	12/18/2024	EUR	1,362,000	USD	1,509,777	15,244
StoneX Financial, Inc.	12/18/2024	GBP	1,474,000	AUD	2,891,104	(30,546)
StoneX Financial, Inc.	12/18/2024	GBP	1,527,000	CAD	2,702,485	43,268
StoneX Financial, Inc.	12/18/2024	GBP	1,870,000	CHF	2,056,252	48,283
StoneX Financial, Inc.	12/18/2024	GBP	564,000	CNH	5,206,566	7,580
StoneX Financial, Inc.	12/18/2024	GBP	1,720,528	EUR	2,033,000	31,000
StoneX Financial, Inc.	12/18/2024	GBP	614,000	JPY	113,098,800	23,971
StoneX Financial, Inc.	12/18/2024	GBP	855,000	NOK	12,116,975	(4,262)
StoneX Financial, Inc.	12/18/2024	GBP	1,351,000	SEK	18,281,327	1,127
StoneX Financial, Inc.	12/18/2024	GBP	1,560,000	USD	2,042,976	49,082
StoneX Financial, Inc.	12/18/2024	HUF	403,141,500	EUR	1,010,000	(1,122)
StoneX Financial, Inc.	12/18/2024	HUF	335,783,000	USD	933,560	7,441
StoneX Financial, Inc.	12/18/2024	IDR	35,580,000,000	USD	2,354,420	(11,843)
StoneX Financial, Inc.	12/18/2024	INR	3,784,000	USD	45,117	(142)
StoneX Financial, Inc.	12/18/2024	JPY	126,326,515	CNH	6,318,000	(15,678)
StoneX Financial, Inc.	12/18/2024	JPY	205,291,320	EUR	1,326,000	(33,606)
StoneX Financial, Inc.	12/18/2024	JPY	39,707,200	NZD	460,000	(12,033)
StoneX Financial, Inc.	12/18/2024	JPY	29,164,000	USD	206,866	(720)
StoneX Financial, Inc.	12/18/2024	KRW	1,043,435,000	USD	798,047	3,660
StoneX Financial, Inc.	12/18/2024	MXN	316,000	USD	16,057	(136)
StoneX Financial, Inc.	12/18/2024	NOK	265,000	JPY	3,447,650	800
StoneX Financial, Inc.	12/18/2024	NOK	364,000	SEK	350,589	(151)
StoneX Financial, Inc.	12/18/2024	NOK	5,977,000	USD	571,144	(3,448)
StoneX Financial, Inc.	12/18/2024	NZD	3,992,000	CAD	3,383,135	30,764
StoneX Financial, Inc.	12/18/2024	NZD	2,677,000	USD	1,685,844	17,566
StoneX Financial, Inc.	12/18/2024	PHP	37,421,000	USD	666,851	742
StoneX Financial, Inc.	12/18/2024	PLN	7,700,000	EUR	1,795,918	(8,810)
StoneX Financial, Inc.	12/18/2024	PLN	4,674,000	USD	1,202,346	12,934
StoneX Financial, Inc.	12/18/2024	SEK	22,717,356	EUR	2,010,000	(573)
StoneX Financial, Inc.	12/18/2024	SEK	5,276,000	JPY	71,840,654	14,747
StoneX Financial, Inc.	12/18/2024	SEK	19,312,259	NOK	20,318,000	(17,048)
StoneX Financial, Inc.	12/18/2024	SEK	13,548,000	USD	1,326,730	15,113
StoneX Financial, Inc.	12/18/2024	SGD	10,873,827	CNH	59,121,000	13,443
StoneX Financial, Inc.	12/18/2024	SGD	5,100,000	USD	3,932,758	61,336
StoneX Financial, Inc.	12/18/2024	THB	66,337,000	USD	1,980,209	92,404
StoneX Financial, Inc.	12/18/2024	TWD	25,584,000	USD	824,717	(10,687)
StoneX Financial, Inc.	12/18/2024	USD	1,762,601	BRL	10,001,000	(56,743)
StoneX Financial, Inc.	12/18/2024	USD	723,282	CLP	682,055,000	(35,777)
StoneX Financial, Inc.	12/18/2024	USD	515,552	CNH	3,640,000	(7,933)
StoneX Financial, Inc.	12/18/2024	USD	1,350,950	COP	5,834,752,000	(32,755)
StoneX Financial, Inc.	12/18/2024	USD	20,226	CZK	454,000	90
StoneX Financial, Inc.	12/18/2024	USD	58,418	DKK	388,000	90
StoneX Financial, Inc.	12/18/2024	USD	16,939	HUF	5,996,000	136
StoneX Financial, Inc.	12/18/2024	USD	1,273,342	ILS	4,780,000	(14,917)
StoneX Financial, Inc.	12/18/2024	USD	2,542,905	INR	214,672,000	(8,616)
StoneX Financial, Inc.	12/18/2024	USD	4,043	JPY	577,000	(36)
StoneX Financial, Inc.	12/18/2024	USD	1,624,103	KRW	2,168,096,000	(41,720)
StoneX Financial, Inc.	12/18/2024	USD	865,859	MXN	17,683,000	(25,073)
StoneX Financial, Inc.	12/18/2024	USD	561,805	NOK	6,088,000	(16,433)
StoneX Financial, Inc.	12/18/2024	USD	697,931	PHP	39,468,000	(6,181)
StoneX Financial, Inc.	12/18/2024	USD	36,471	THB	1,186,000	(584)
StoneX Financial, Inc.	12/18/2024	USD	2,018,446	TWD	64,233,000	(25,314)
StoneX Financial, Inc.	12/18/2024	USD	25,232	ZAR	437,000	46
StoneX Financial, Inc.	12/18/2024	ZAR	19,279,042	EUR	966,000	29,522
StoneX Financial, Inc.	12/18/2024	ZAR	24,451,000	USD	1,359,121	50,109
Total Unrealized Appreciation (Depreciation)						$78,007

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Exposure at September 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Blueprint Chesapeake Multi-Asset Trend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$70,008,614	$–	$–	$70,008,614
Exchange Traded Funds	24,968,595	–	–	24,968,595
Real Estate Investment Trusts	2,301,534	–	–	2,301,534
Money Market Funds	10,788,751	–	–	10,788,751
U.S. Treasury Bills	–	18,441,237	–	18,441,237
Total Investments	$108,067,494	$18,441,237	$–	$126,508,731

Other Financial Instruments*:
Forward Currency Contracts	$–	$897,781	$–	$897,781
Futures Contracts	1,903,260	–	–	1,903,260
Total Other Financial Instruments	$1,903,260	$897,781	$–	$2,801,041

Liabilities:
Investments:
Common Stocks	$(22,591,745)	$–	$–	$(22,591,745)
Preferred Stocks	(932,781)	–	–	(932,781)
Total Investments	$(23,524,526)	$–	$–	$(23,524,526)

Other Financial Instruments*:
Forward Currency Contracts	$–	$(819,774)	$–	$(819,774)
Futures Contracts	(798,488)	–	–	(798,488)
Total Other Financial Instruments	$(798,488)	$(819,774)	$–	$(1,618,262)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.